Acquisitions - Schedule of Components of the Purchase Price (Details)	Jun. 30, 2025 USD ($)
Schedule Of Components Of The Purchase Price Abstract
Intangible Assets	$ 7,824,367
Cash	389
Accounts Receivable	10,553
Prepaid Expenses	3,392
Property & Equipment	305,128
Deposits and Other Assets	11,650
Operating Lease ROU Asset	182,082
Total Assets Acquired	8,337,561
Less: Deferred Revenue	(280,525)
Less: Notes Payable	(429,697)
Less: Operating Lease Liability	(168,098)
Less: Accounts Payable and Accrued Liabilities	(1,086,928)
Net Assets Acquired	6,372,313
Goodwill	8,067,611
Total Purchase Price	$ 14,439,924